Average Annual Total Returns{- Fidelity® Real Estate High Income Fund} - 11.30 Fidelity Real Estate High Income Fund - PRO-08 - Fidelity® Real Estate High Income Fund	Fidelity Real Estate High Income Fund-Default Return Before Taxes Past 1 year	Fidelity Real Estate High Income Fund-Default Return Before Taxes Past 5 years	Fidelity Real Estate High Income Fund-Default Return Before Taxes Past 10 years	Fidelity Real Estate High Income Fund-Default After Taxes on Distributions Past 1 year	Fidelity Real Estate High Income Fund-Default After Taxes on Distributions Past 5 years	Fidelity Real Estate High Income Fund-Default After Taxes on Distributions Past 10 years	Fidelity Real Estate High Income Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Real Estate High Income Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Real Estate High Income Fund-Default After Taxes on Distributions and Sales Past 10 years	LB282 Past 1 year	LB282 Past 5 years	LB282 Past 10 years
Total	8.12%	4.04%	5.84%	6.44%	2.05%	3.59%	4.79%	2.21%	3.53%	2.86%	5.05%	5.01%